Earnings (loss) per share (Details) - Schedule of computation of basic and diluted net loss - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Class A Common Stock [Member]
Earnings (loss) per share (Details) - Schedule of computation of basic and diluted net loss [Line Items]
Net earnings (loss) attributable to common stockholders for Basic	$ (24,117)	$ (15,316)	$ 3,933
Effect of dilutive instruments			(758)
Net earnings (loss) attributable to common stockholders for Diluted	$ (24,117)	$ (15,316)	$ 3,175
Weighted average number of common shares used in computing basic earnings per common share (in Shares)	439,530	413,192	399,733
Effect of dilutive instruments (in Shares)			7,492
Weighted average number of common shares used in computing dilutive earnings per common share (in Shares)	439,530	413,192	407,225
Earnings (loss) per common share attributable to common stockholders:
Basic (in Dollars per share)	$ (54.87)	$ (37.07)	$ 9.84
Diluted (in Dollars per share)	$ (54.87)	$ (37.07)	$ 7.8
Class B Common Stock [Member]
Earnings (loss) per share (Details) - Schedule of computation of basic and diluted net loss [Line Items]
Net earnings (loss) attributable to common stockholders for Basic	$ (2,060)	$ (1,391)	$ 369
Effect of dilutive instruments
Net earnings (loss) attributable to common stockholders for Diluted	$ (2,060)	$ (1,391)	$ 369
Weighted average number of common shares used in computing basic earnings per common share (in Shares)	37,538,000	37,538,000	37,538,000
Weighted average number of common shares used in computing dilutive earnings per common share (in Shares)	37,538,000	37,538,000	37,538,000
Earnings (loss) per common share attributable to common stockholders:
Basic (in Dollars per share)	$ (54.87)	$ (37.07)	$ 9.84
Diluted (in Dollars per share)	$ (54.87)	$ (37.07)	$ 9.84